FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Second and final contingent payment		$ 75,000
Transfers of assets or liabilities between fair value measurement classifications	$ 0
General and Administrative Expense [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value contingent consideration			$ 1,800	$ 2,800
Foreign Current Derivatives [Member] | Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of foreign currency derivatives	300		2,200		$ 1,800
Foreign Current Derivatives [Member] | Other Long Term Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of foreign currency derivatives	9,200		7,900		700
Foreign Current Derivatives [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of foreign currency derivatives	6,000		24,400		4,300
Interest Rate Swap [Member] | Other Long Term Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the interest rate swaps	$ 85,400		$ 40,500		$ 107,900